Jan. 25, 2018

BLACKROCK FUNDSSM

BlackRock Mid-Cap Growth Equity Portfolio

(the “Fund”)

Supplement dated August 1, 2018 to the Summary Prospectus and Prospectus for Investor A, Investor C, Institutional and Class R Shares of the Fund and the Statement of Additional Information of the Fund, each dated January 25, 2018

Effective September 4, 2018, the following changes are made to the Fund’s Summary Prospectus and Prospectus, as applicable:

Footnote 1 to the Fund’s fee and expense table relating to the “Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)” for Investor A Shares in the section of the Summary Prospectus entitled “Key Facts About BlackRock Mid-Cap Growth Equity Portfolio—Fees and Expenses of the Fund” and the section of the Prospectus entitled “Fund Overview—Key Facts About BlackRock Mid-Cap Growth Equity Portfolio—Fees and Expenses of the Fund” is deleted in its entirety and replaced with the following:

[1]
A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $250,000 or more.